UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21665

Hatteras Core Alternatives TEI Fund, L.P.
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401 Raleigh, North Carolina		27615
(Address of principal executive offices)		(Zip code)

David B. Perkins 8540 Colonnade Center Drive, Suite 401 Raleigh, North Carolina 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 846-2324

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Master Fund, L.P.

(a Delaware Limited Partnership)

Schedule of Investments - December 31, 2013 (unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL

Percentages are as follows:

		Cost	Fair Value
Investments in Adviser Funds and Securities - (105.14%)
Absolute Return - (8.07%)
Broad Peak Fund, L.P. (a), (b), (d)		$226,545	$145,291
Citadel Wellington, LLC (Class A) (a), (b), (c) ,(d)		20,078,256	36,965,011
D.E. Shaw Composite Fund, LLC (a), (b), (d)		785,773	1,154,220
Dorsal Capital Partners, L.P. (a), (b), (d)		10,000,000	10,349,377
Eton Park Fund, L.P. (a), (b), (d)		3,852,777	4,751,926
Marathon Fund, L.P. (a), (b), (d)		157,738	50,711
Millennium USA, L.P. (a), (b), (d)		18,750,000	22,058,787
Montrica Global Opportunities Fund, L.P. (a), (b), (d)		282,043	224,069
OZ Asia, Domestic Partners, L.P. (a), (b), (d)		748,997	718,418
Perry Partners, L.P. (a), (b), (d)		310,230	491,794
Pipe Equity Partners (a), (b), (d)		9,529,828	3,852,704
Pipe Select Fund, LLC (a), (b), (d)		4,905,625	5,633,332
Stark Investments, L.P. (a), (b), (d)		975,975	877,845
Stark Select Asset Fund, LLC (a), (b), (d)		284,412	284,427
Total Absolute Return		70,888,199	87,557,912

	Shares	Cost	Fair Value
Enhanced Fixed Income - (10.81%)
BDCM Partners I, L.P. (a), (b), (d)		14,400,077	15,199,266
Contrarian Capital Fund I, L.P. (a), (b), (d)		7,219,629	13,862,621
CPIM Structured Credit Fund 1000, L.P. (a), (b), (d)		49,717	27,478
Drawbridge Special Opportunities Fund, L.P. (a), (b), (d)		369,993	481,450
Fortress VRF Advisors I, LLC (a), (b), (d)		7,445,130	978,388
Halcyon European Structured Opportunities Fund, L.P. (a), (b), (d)		103,648	36,895
Harbinger Capital Partners Fund I, L.P. (a), (b), (d)		4,552,148	1,305,338
Harbinger Class L Holdings (U.S.), LLC (a), (b), (d)		73,101	43,108
Harbinger Class LS Holdings I (U.S.) Trust, Series 2 (a), (b), (d)	2,458	6,226,158	252,312

Harbinger Class PE Holdings (U.S.) Trust, Series 1 (a), (b), (d)	3	903,959	489,749
Harbinger Credit Distressed Blue Line Fund, L.P. (a), (b), (c), (d)		12,326,927	6,800,338
Indaba Capital Partner, L.P. (a), (b), (d)		20,000,000	27,447,561
Marathon Special Opportunities Fund, L.P. (a), (b), (d)		867,199	854,423
Morgan Rio Capital Fund, L.P. (a), (b), (d)		17,000,000	20,885,755
Prospect Harbor Credit Partners, L.P. (a), (b), (d)		402,418	804,507
Providence MBS Fund, L.P. (a), (b), (d)		18,750,000	27,729,382
Strategic Value Restructuring Fund, L.P. (a), (b), (d)		77,928	77,436
Total Enhanced Fixed Income		110,768,032	117,276,007

		Cost	Fair Value
Opportunistic Equity - (40.12%)
Artis Partners 2X (Institutional), L.P. (b), (c), (d)		1,000,107	51,404
Ashoka Fund, L.P. (a), (b), (d)		4,914,333	5,826,990
Bay Pond Partners, L.P. (a), (b), (c), (d)		25,000,000	34,368,164
Broadfin Healthcare Fund, L.P. (a), (b), (c), (d)		22,000,000	42,064,175
Camcap Resources, L.P. (a), (b), (d)		491,057	317,477
Crosslink Crossover Fund IV, L.P. (a), (b), (d)		1,633,805	6,528,321
Crosslink Crossover Fund V, L.P. (a), (b), (d)		734,153	4,189,869
Crosslink Crossover Fund VI, L.P. (a), (b), (d)		8,515,359	9,639,187
Falcon Edge Global, L.P. (a), (b), (c), (d)		30,000,000	37,390,499
Gavea Investment Fund II, L.P. (a), (b), (d)		48,211	560,141
Gavea Investment Fund III, L.P. (a), (b), (d)		3,264,000	12,308,972
Glade Brook Global Domestic Fund, L.P. (a), (b), (c), (d)		25,000,000	32,399,487
Gracie Capital, L.P. (a), (b), (d)		25,745	8,792
Hound Partners, L.P. (a), (b), (c), (d)		24,000,000	31,683,214
Integral Capital Partners VII, L.P. (a), (b), (d)		838,076	1,197,261
Integral Capital Partners VIII, L.P. (a), (b), (d)		2,177,590	1,786,383
Passport Long Short Fund, L.P. (a), (b), (d)		15,000,000	15,930,669
Samlyn Equity, L.P. (a), (b), (c), (d)		1,154,713	978,419
Sansar Capital Master Fund, L.P. and Subsidiaries (a), (b), (d)		162,832	50,787
SR Global Fund, L.P. (Japan), Class H (a), (b), (d)		22,500,000	24,893,244
Teng Yue Partners Fund, L.P. (a), (b), (d)		20,000,000	24,586,205
The Raptor Private Holdings, L.P. (a), (b), (d)		235,225	186,897
The Russian Prosperity Fund (a), (b), (d)		15,000,000	16,467,591
Tybourne Equity (US) Fund (a), (b), (c), (d)		25,000,000	29,912,517
Valiant Capital Partners, L.P. (b), (c), (d)		12,328,669	19,365,965
Value Partners Hedge Fund, LLC (a), (b), (d)		28,000,000	29,447,496
Viking Global Equities, L.P. (a), (b), (c), (d)		17,166,317	28,371,184
Visium Balanced Fund, L.P. (a), (b), (c), (d)		15,149,117	23,437,955
WCP Real Estate Strategies Fund, L.P. (a), (b), (d)		1,879,799	1,144,600
Total Opportunistic Equity		323,219,108	435,093,865

	Shares/Contracts	Cost	Fair Value
Private Investments - (40.68%)
Investments in Adviser Funds
ABRY Advanced Securities Fund, L.P. (b)		16,249	1,545,952
ABRY Partners VI, L.P. (b)		2,825,789	4,573,491
ABRY Partners VII, L.P. (a), (b)		2,862,161	3,376,998

Accel-KKR Capital Partners III, L.P. (b)	6,049,048	7,010,000
Accel-KKR Capital Partners IV, L.P. (a), (b)	116,939	71,805
Arclight Energy Partners Fund III, L.P. (a), (b)	1,638,020	2,324,493
Arclight Energy Partners Fund IV, L.P. (b)	1,864,317	1,329,896
Arclight Energy Partners Fund V, L.P. (a), (b)	2,437,889	2,712,132
Arminius Moat, L.P. (a), (b)	5,615,015	2,876,122
Ascendent Capital Partners I, L.P. (a),(b)	1,367,145	1,268,587
BDCM Opportunity Fund II, L.P. (a), (b)	2,520,724	6,053,651
Benson Elliot Real Estate Partners II, L.P. (a), (b)	5,538,548	2,612,669
Cadent Energy Partners II, L.P. (b)	6,711,412	10,347,797
Canaan Natural Gas Fund X, L.P. (b)	4,161,850	2,874,985
CDH Venture Partners II, L.P. (a), (b)	3,365,086	3,440,834
CDH Venture Partners IV, L.P. (b)	6,465,087	6,454,418
China Special Opportunities Fund III, L.P. (a), (b)	4,892,680	5,287,296
Claremont Creek Ventures, L.P. (a), (b)	1,780,416	1,813,320
Claremont Creek Ventures II, L.P. (a), (b)	1,876,893	3,000,376
Colony Investors VII, L.P. (a), (b)	2,710,480	483,800
Colony Investors VIII, L.P. (a), (b)	7,654,240	2,501,000
CX Partners Fund Limited (a), (b)	5,595,674	3,728,524
Dace Ventures I, L.P. (a), (b)	2,294,229	1,532,777
Darwin Private Equity I, L.P. (a), (b)	5,080,104	4,143,722
EMG Investments, LLC (b)	878,717	5,629,007
EnerVest Energy Institutional Fund X-A, L.P. (b)	2,177,100	2,153,287
EnerVest Energy Institutional Fund XI-A, L.P. (b)	5,762,894	12,313,309
Fairhaven Capital Partners, L.P. (a), (b)	4,321,905	3,043,535
Falcon Sovereign, L.P. (a), (b)	2,000,000	1,963,760
Florida Real Estate Value Fund, L.P. (a), (b)	2,662,649	4,075,000
Forum European Realty Income III, L.P. (a), (b)	5,998,429	5,728,828
Garrison Opportunity Fund, LLC (a), (b)	3,929,052	7,982,849
Garrison Opportunity Fund II A, LLC (a), (b)	3,409,830	4,555,689
Glade Brook Private Investors, LLC (a), (b)	1,516,809	4,756,419
Great Point Partners I, L.P. (a), (b)	2,511,935	4,102,598
Greenfield Acquisition Partners V, L.P. (b)	3,344,520	4,245,642
GTIS Brazil Real Estate Fund, L.P. (a), (b)	7,371,948	10,046,399
Halifax Capital Partners II, L.P. (b)	1,897,326	2,616,752
Halifax Capital Partners III, L.P. (b)	988,208	853,454
Hancock Park Capital III, L.P. (a), (b)	904,413	2,015,265
Healthcor Partners Fund, L.P. (a), (b), (c)	2,911,963	4,363,406
Hillcrest Fund, L.P. (a), (b)	5,427,160	4,872,951
Intervale Capital Fund, L.P. (b)	3,657,040	5,122,235
J.C. Flowers III, L.P. (b)	3,420,373	4,194,934
LC Fund V, L.P. (a), (b)	2,646,120	2,791,479
Lighthouse Capital Partners VI, L.P. (b)	3,162,358	3,608,594
Merit Energy Partners F-II, L.P. (a), (b)	1,095,552	793,012
Mid Europa Fund III, L.P. (a), (b)	5,212,191	5,470,325
Midstream & Resources Follow-On Fund, L.P. (b)	470,504	8,644,723
Monomoy Capital Partners II, L.P. (a), (b)	341,246	1,488,134

Natural Gas Partners VIII, L.P. (a), (b)	2,054,981	3,955,929
Natural Gas Partners IX, L.P. (a), (b)	4,298,312	8,185,812
Natural Gas Partners X, L.P. (a), (b)	1,361,383	1,485,678
New Horizon Capital III, L.P. (b)	6,589,603	8,591,446
NGP Energy Technology Partners, L.P. (b)	724,990	141,023
NGP Energy Technology Partners II, L.P. (b)	3,365,048	3,268,046
NGP Midstream & Resources, L.P. (b)	3,111,115	6,674,989
Northstar Equity Partners III Limited (a), (b)	2,891,877	2,799,019
OCM European Principal Opportunties Fund, L.P. (a), (b)	237,386	1,287,232
OCM Mezzanine Fund II, L.P. (a), (b)	237,161	1,413,116
ORBIS Real Estate Fund I, L.P. (a), (b)	3,050,078	1,568,204
Orchid Asia IV, L.P. (a), (b)	3,732,552	5,720,027
Parmenter Realty Fund IV, L.P. (b)	2,270,656	2,766,090
Patron Capital III, L.P. (b)	4,714,365	4,434,239
Pearlmark Mezzanine Realty Partners III, LLC (b)	6,313,264	5,535,000
Pennybacker II, L.P. (b)	2,680,001	3,095,277
Phoenix Real Estate Fund PTE Limited (b)	4,692,928	5,477,386
Phoenix Real Estate Fund (T), L.P. (a), (b)	3,023,601	2,563,479
Pine Brook Capital Partners, L.P. (b)	6,645,218	7,949,379
Private Equity Investment Fund V, L.P. (a), (b)	10,729,291	13,026,881
Private Equity Investors Fund IV, L.P. (a), (b)	2,677,024	2,492,681
Quantum Energy Partners IV, L.P. (b)	4,127,054	4,959,865
Quantum Energy Partners V, L.P. (a), (b)	6,999,285	6,269,423
Rockwood Capital Real Estate Partners Fund VII, L.P. (a), (b)	4,473,879	2,083,408
Roundtable Healthcare Management III, L.P. (a), (b)	4,349,451	4,028,901
Roundtable Healthcare Partners II, L.P. (a), (b)	1,111,179	2,284,709
Saints Capital VI, L.P. (b)	7,265,398	8,215,374
Sanderling Venture Partners VI Co-Investment Fund, L.P. (b)	630,987	880,751
Sanderling Venture Partners VI, L.P. (b)	853,294	1,274,701
SBC Latin America Housing US Fund, L.P. (a), (b)	2,740,906	3,056,749
Sentient Global Resources Fund III, L.P. (b)	12,507,019	13,187,290
Sentient Global Resources Fund IV, L.P. (a), (b)	3,430,873	3,284,953
Singerman Real Estate Opportunity Fund I, L.P. (a), (b)	1,139,543	1,444,302
Sovereign Capital III, L.P. (a), (b)	3,891,201	5,585,406
Square Mile Lodging Opportunity Partners, L.P. (b)	1,004,399	1,214,163
Square Mile Partners III, L.P. (b)	4,188,216	5,366,348
Sterling Capital Partners II, L.P. (a), (b)	1,538,110	1,754,221
Sterling Group Partners III, L.P. (a), (b)	1,649,983	3,019,224
Strategic Value Global Opportunities Fund I-A, L.P. (a), (b)	2,610,236	1,445,000
TDR Capital AS 2013, L.P. (a)	6,184,080	13,962,888
Tenaya Capital V, L.P. (b)	3,149,219	3,938,285
The Column Group, L.P. (a), (b)	1,632,766	3,364,543
The Energy and Minerals Group Fund II, L.P. (b)	3,182,820	3,438,155
The Founders Fund III, L.P. (a), (b)	4,750,000	9,544,770
The Founders Fund IV, L.P. (a), (b)	1,905,726	2,313,407
Tiger Global Investments Partners VI, L.P. (a), (b)	4,699,534	4,471,409
Tiger Global Investments Partners VII, L.P. (a), (b)	1,325,340	1,194,083

TPF II, L.P. (b)		5,511,159	3,976,994
Trivest Fund IV, L.P. (b)		4,859,731	5,448,442
Trivest Fund V, L.P. (a), (b)		511,940	298,517
True Ventures III, L.P. (a), (b)		1,500,000	1,599,470
Urban Oil and Gas Partners A-1, L.P. (a), (b)		5,155,091	4,188,134
Urban Oil and Gas Partners B-1, L.P. (a), (b)		1,027,745	1,005,172
VCFA Private Equity Partners IV, L.P. (b)		1,146,086	703,012
VCFA Venture Partners V, L.P. (b)		4,825,309	4,283,084
Voyager Capital Fund III, L.P. (a), (b)		2,318,622	3,195,100
WCP Real Estate Fund I, L.P. (a), (b)		1,564,405	1,401,144
Westview Capital Partners II, L.P. (a), (b)		5,702,002	7,484,760
Zero2IPO China Fund II, L.P. (a), (b)		4,259,480	4,511,595
Total Investments in Adviser Funds		368,583,139	440,904,916

Investments in Private Companies
Illumitex, Inc., Common Stock (a), (b)	1,331,167	1,000,000	—
Illumitex, Inc., Series A-1 Preferred Stock (a), (b)	2,404,160	499,369	206,025
Illumitex, Inc., Series X Preferred Stock (a), (b)	2,404,160	—	—
Total Investments in Private Companies		1,499,369	206,025

Investment in Private Company Call Options
Illumitex, Inc., Exercise Price $0.03, 10/24/2022 (a), (b)	553,352	—	—
Total Investment in Private Company Call Options		—	—
Total Private Investments		370,082,508	441,110,941

	Shares	Cost	Fair Value
Tactical Trading - (5.46%)
Investments in Adviser Funds
Black River Commodity MS Fund, L.P. (a), (b), (d)		379,957	305,767
Brevan Howard, L.P. (a), (b), (c), (d)		171,619	205,092
D.E. Shaw Oculus Fund, LLC (a), (b), (d)		7,154,202	14,241,209
Drawbridge Global Macro Fund, L.P. (a), (b), (d)		68,576	68,062
Hayman Capital Partners, L.P. (a), (b), (d)		10,000,000	10,262,268
Ospraie Special Opportunities Fund, L.P. (a), (b), (d)		913,974	2,076,456
Touradji Private Equity Onshore Fund, Ltd. (b), (d)		2,671,463	898,577
Total Investments in Adviser Funds		21,359,791	28,057,431

Investments in Exchange Traded Funds
WisdomTree Japan Hedged Equity Fund (d)	612,100	27,157,088	31,119,164
Total Investments in Exchange Traded Funds		27,157,088	31,119,164
Total Tactical Trading		48,516,879	59,176,595

Total Investments in Adviser Funds and Securities (cost $923,474,726)			1,140,215,320
Liabilities in excess of other assets (-5.14%)			(55,747,604)
Partners’ capital - (100.00%)			$1,084,467,716

(a) - Non-income producing.

(b) - Adviser Funds and securities that are issued in private placement transactions are restricted as to resale.

(c) - Securities held in custody by US Bank N.A., as collateral for a credit facility.  The total cost and fair value of these securities as of December 31, 2013 was $233,287,688 and $328,356,830, respectively.

(d) - The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds.  The total cost and fair value of these securities as of December 31, 2013 was $553,392,218 and $699,104,379, respectively.

Hatteras Core Alternatives TEI Fund, L.P.

Schedule of Investments - December 31, 2013 (unaudited)

Hatteras Core Alternatives TEI Fund, L.P.  (1)

Investment in Hatteras Core Alternatives Offshore Fund, LDC, at value - 100.07% (Cost $198,613,657)	$230,465,724
Liabilities in excess of other assets - 0.07%	(153,217)
Partners’ Capital — 100.00%	$230,312,507

Hatteras Core Alternatives Offshore Fund, LDC  (2)

Investment in Hatteras Master Fund, L.P., at value - 100.02% (Cost $198,613,657)	$230,465,724
Liabilities in excess of other assets - (0.02)%	(54,768)
Partners’ Capital — 100.00%	$230,410,956

(1)         Invests the majority of its assets in Hatteras Core Alternatives Offshore Fund, LDC.

The Schedule of Investments is included above.

(2)         Invests the majority of its assets in Hatteras Master Fund, L.P.

The Schedule of Investments of Hatteras Master Fund, L.P. is included above.

The Hatteras Master Fund, LP (the “Master Fund”) classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•          Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

•          Level 2 — other significant observable inputs or investments that can be fully redeemed at the net asset value in the “near term” (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter, from Adviser Funds, etc.).

•          Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”, these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days.

	Level 1	Level 2	Level 3	Total
Absolute Return	$—	$75,916,406	$11,641,506	$87,557,912
Enhanced Fixed Income	—	85,030,979	32,245,028	117,276,007
Opportunistic Equity	—	376,830,794	58,263,071	435,093,865
Private Investments	—	—	441,110,941	441,110,941
Tactical Trading	31,119,164	24,708,569	3,348,862	59,176,595
Total	$31,119,164	$562,486,748	$546,609,408	$1,140,215,320

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Level 3 Investments

	Balances			Change in			Balances
	as of	Transfer		Unrealized			as of
	March 31,	out of Level 3	Net Realized	Appreciation/	Gross	Gross	December 31,
Investments	2013	into Level 2*	Gain (Loss)	(Depreciation)	Purchases	Sales	2013
Absolute Return	$14,615,157		$(3,386,460)	$3,153,093	$304,983	$(3,045,267)	$11,641,506
Enhanced Fixed Income	33,740,954		(181,195)	3,168,120	—	(4,482,851)	32,245,028
Opportunistic Equity	100,553,665	(30,081,649)	(654,330)	681,639	—	(12,236,254)	58,263,071
Private Investments	422,822,568	—	4,022,550	47,313,109	48,900,400	(81,947,686)	441,110,941
Tactical Trading	5,616,938	—	(1,060)	(767,459)	957,067	(2,456,624)	3,348,862
Total Investments	$577,349,282	$(30,081,649)	$(200,495)	$53,548,502	$70,162,450	$(104,168,682)	$546,609,408

*Transfers are represented by their balances as of April 1, 2013

Transfers into and out of all Levels are represented by their balances as of the beginning of the reporting period. Transfers into Level 3 usually result from Adviser Funds imposing gates or suspending redemptions; transfers out of Level 3 generally occur when lock-up periods on investments in Adviser Funds are lifted. There were no transfers among Levels 1, 2 or 3 except for a transfer out of Level 3 into Level 2 that resulted from a lock-up period on an investment in an Adviser Fund being lifted, as set forth in the table above. The change in unrealized appreciation/(depreciation) from Level 3 investments held at December 31, 2013 is $55,326,672.

Adviser Funds categorized as Level 3 assets, with a fair value totaling $135,312,293, have imposed gates or suspended redemptions.  Gates were imposed or redemptions were suspended for these Adviser Funds during a period ranging from October 2008 to December 2013.  It is generally not known when these restrictions will be lifted.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2013:

Type of Level 3 Investment	Fair Value as of December 31, 2013	Valuation Techniques	Unobservable Input
Adviser Funds
Absolute Return	11,641,506	Net asset value (“NAV”) as practical expedient *	N/A
Enhanced Fixed Income	32,245,028	NAV as practical expedient *	N/A
Opportunistic Equity	58,263,071	NAV as practical expedient *	N/A
Private Investments	440,904,916	NAV as practical expedient *	N/A
Tactical Trading	3,348,862	NAV as practical expedient *	N/A
Preferred Stock
Private Investments	206,025	Current value method	Recent round of financing
Total Level 3 Investments	$546,609,408

*  Unobservable input

No adjustments were made to the NAV provided by the investment manager or administrator of the Adviser Funds. Adjustments to the NAV provided by the investment manager or administrator of the Adviser Funds would be considered if the practical expedient NAV was not as of the Master Fund’s measurement date; it was probable that the Adviser Fund would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Master Fund’s valuation procedures that the Adviser Fund is not being reported at fair value.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s Private Investment shares are based on the portfolio company’s most recent round of financing and the financial results of privately held entities.  If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of the stock in these private companies held by the Master Fund would be lower.

The Master Fund’s valuation procedures have been approved by and are subject to continued oversight by the Master Fund’s Board of Directors (the “Board”).  The valuation procedures are implemented by the investment manager of the Master Fund and the Master Fund’s third party administrator, which report to the Board.  For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                              The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)                                              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Core Alternatives TEI Fund, L.P.

By	(Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	March 3, 2014

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	March 3, 2014

By	(Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	March 3, 2014

* Print the name and title of each signing officer under his or her signature.